Interim Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 1,101	$ 2,444	$ 4,405	$ 5,862	$ 8,290
Adjustments required to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,390	2,241	6,684	6,677	8,883
Non cash stock-based compensation expenses	144	101	424	189	302
Provision for doubtful account	453	733	1,527	2,278	2,895
Deferred taxes	(145)	120	(120)	264	692
Discount accretion and premium amortization of available-for-sale securities, net	(48)	(98)	(184)	(321)	(587)
Income (loss) on sales of available for sale securities	(11)	4	(62)	4	92
Changes in liability in respect of employee severance payments and others	(43)	2	(68)	74	111
Changes in fair value of derivatives	(46)	(611)	62	(923)	(1,227)
Profit (loss) from trading securities, net	(7)	(9)	(6)	(64)	(58)
Changes in assets and liabilities:
Decrease (increase) in account receivable - trade	(302)	(1,251)	(1,693)	(2,202)	(4,391)
Decrease (increase) in account receivable - other	1	161	(418)	213	177
Decrease (increase) in prepaid expenses	579	66	410	(622)	(222)
Decrease (increase) in long-term prepaid expenses	11	(75)	(90)	113	(441)
Increase (decrease) in account payables	878	2,184	3,075	1,847	1,700
Increase (decrease) in deferred income	(2,507)	(573)	(756)	(285)	(324)
Net cash provided by operating activities	2,448	5,439	13,190	13,104	15,892
Cash flows from investing activities
Investment in fixed assets	(1,420)	(1,308)	(7,996)	(4,485)	(6,575)
Business combination (note 5B)	(7,563)		(7,563)		(1,218)
Investment in long term prepaid expenses		(1)		(15)	(17)
Decrease (increase) in short-term investments, net	(161)		1,178		(1,339)
Investments in securities available- for- sale	(1,655)	(205)	(3,912)	(3,513)	(4,946)
Decrease in trading securities, net	(221)		(221)	1,512	1,512
Proceeds from sale of fixed assets				8	8
Proceeds from securities available- for- sale	3,689	1,578	8,086	6,291	10,159
Net cash from (used in) investing activities	(7,331)	64	(10,428)	(202)	(2,416)
Cash flows from financing activities
Dividend paid	(1,735)	(1,735)	(4,510)	(5,725)	(15,786)
Net cash used in financing activities	(1,735)	(1,735)	(4,510)	(5,725)	(15,786)
Effect of translation adjustments	41		41
Increase (decrease) in cash and cash equivalents	(6,577)	3,768	(1,707)	7,177	(2,310)
Balance of cash and cash equivalents at beginning of period	17,003	17,852	12,133	14,443	14,443
Balance of cash and cash equivalents at end of period	10,426	21,620	10,426	21,620	12,133
A. Non-cash transactions
Investment in fixed assets	107	431	107	431	37
B. Supplementary cash flow information
Income taxes paid, net	658	939	1,505	798	1,218
C. Business combination
Working capital, net	(602)		(602)		(479)
Fixed assets	1,350		1,350		411
Customer relationship	6,659		6,659		127
Goodwill	6,468		6,468		1,159
Liability in respect of employee severance payments and others	(221)		(221)
Contingent consideration in respect of acquisition	(4,609)		(4,609)
Long term deferred taxes	(1,482)		(1,482)
Net cash paid	$ 7,563		$ 7,563		$ 1,218